Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	SSGA FUNDS
Prospectus Date		rr_ProspectusDate	Dec. 18, 2014
Class N | SSgA Money Market Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY SSGA MONEY MARKET FUND
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	SSGA Money Market Fund (the “Fund”) seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar-denominated securities.
Expense [Heading]		rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expense information has been restated to reflect current fees.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

			The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]		rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund follows a disciplined investment process that attempts to provide stability of principal, liquidity and current income through all market conditions by investing in high quality money market instruments. The Fund invests in accordance with regulatory requirements applicable to money market funds, which impose strict conditions on the quality of portfolio securities, liquidity of portfolio holdings, the maturity of individual securities and the portfolio as a whole, and portfolio diversification.

			The Fund attempts to meet its investment objective by investing in a broad range of money market instruments, including certificates of deposit, bank notes and other instruments issued by U.S. or foreign banks, commercial paper issued by U.S. or foreign companies, repurchase agreements, asset-backed securities, corporate obligations, and instruments issued or guaranteed by the U.S. government, its agencies and sponsored entities. These instruments may bear fixed, variable or floating rates of interest or may be zero coupon securities. The Fund also may invest in shares of other money market funds, including funds advised by the Fund’s Adviser.
Risk [Heading]		rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
  Risks of Investing Principally in Money Market Instruments:
  Interest Rate Risk—The risk that interest rates will rise, causing the value of the Fund's investments to fall. Also, the risk that as interest rates decline, the amount of income the Fund receives on its new investments generally will decline.
  Credit Risk—The risk that an issuer, guarantor or liquidity provider of an instrument will be unable, or will be perceived to be unable, to make scheduled interest or principal payments, and that the value of the instrument will fall as a result.
  Liquidity Risk—The risk that the Fund may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, because of a lack of demand in the Fund for such securities, or a liquidity provider defaults on its obligation to purchase the securities when properly tendered by the Fund.
  Prepayment Risk and Extension Risk—Applicable primarily to mortgage-related and asset-backed securities, the risks that loan obligations may be repaid faster or slower than expected, causing the Fund to invest repayment proceeds in, or continue to hold, lower yielding securities, as the case may be.
  Stable Share Price Risk. If the market value of one or more of the Fund's investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.
  Rapid Changes in Interest Rates. Rapid changes in interest rates may cause significant requests to redeem Fund shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.
  Low Short-Term Interest Rates. At the date of this Prospectus short-term interest rates are at historically low levels, and so the Fund's yield is very low. It is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it and/or the Fund will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund will maintain a substantial portion of its assets in cash, on which it would earn little, if any, income.
  Money Market Fund Regulatory Risk. In July 2014, the U.S. Securities and Exchange Commission ("SEC") adopted regulatory changes that will affect the structure and operation of money market funds. The revised regulations impose new liquidity requirements on money market funds, permit (and in some cases require) money market funds to impose "liquidity fees" on redemptions, and permit money market funds to impose "gates" restricting redemptions from the funds. Institutional money market funds will be required to have a floating NAV. (U.S. government money market funds are exempt from a number of the new regulations.) There are a number of other changes under the revised regulations that relate to diversification, disclosure, reporting and stress testing requirements. These changes and other proposed amendments to the regulations governing money market funds could significantly affect the money market fund industry generally and the operation or performance of the Fund specifically and may have significant adverse effects on a money market fund's investment return and on the liquidity of investments in money market funds.
  Foreign Securities Risk. The Fund may invest in U.S. dollar denominated instruments issued by foreign governments, corporations and financial institutions. Foreign securities are subject to political, economic, and regulatory risks not present in domestic investments. Returns on investments in securities issued by foreign issuers could be more volatile than securities issued by U.S. issuers. Foreign investments may be affected by, among other things, changes in currency exchange rates; currency controls; different accounting, auditing, financial reporting, and legal standards and practices applicable in foreign countries; tax withholding; and higher transaction costs. Foreign banks, or their domestic or foreign branches, may be subject to less rigorous regulation than U.S. banks operating in the United States, and may not be required to meet financial, capital, and other requirements applicable to U.S. banks. Foreign laws and accounting standards typically are not as strict as they are in the U.S. so there may be fewer restrictions on loan limitations, less frequent examinations and less stringent requirements regarding reserve accounting, auditing, recordkeeping and public reporting requirements.
  Banking Industry Risk. To the extent the Fund concentrates its investments in bank obligations, financial, economic, business, and other developments in the banking industry will have a greater effect on the Fund than if it had not concentrated its assets in the banking industry. Adverse changes in the banking industry may include, among other things, banks experiencing substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.
  Repurchase Agreement Risk. In a repurchase agreement, the Fund purchases a security from a seller at one price and simultaneously agrees to sell it back to the original seller at an agreed-upon price. If the Fund's counterparty is unable to honor its commitments, the Fund may be unable to recover its purchase price and may be prevented or delayed from realizing on the security to make up any losses.
  U.S. Government Sponsored Enterprises Risk. Securities of certain U.S. government agencies and instrumentalities are not supported by the full faith and credit of the U.S. Government, and to the extent the Fund owns such securities, it must look to the agency or instrumentality issuing or guaranteeing the securities for repayment.
  Variable and Floating Rate Securities Risk. The Fund may purchase variable and floating rate securities, whose interest rates change based on changes in market interest rates. As a result, the interest paid on such securities will tend to fall as market interest rates fall generally, and the interest rates on such securities may not rise as rapidly as general market rates.
  Market Risk. The values of the securities in which the Fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. The withdrawal of this support could negatively affect the value and liquidity of certain securities or of markets generally. In addition, legislation recently enacted in the U.S. calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Risk Money Market Fund [Text]		rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The following bar chart shows how the Fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the Fund over the past 1-, 5- and 10-year periods. The bar chart and the table provide some indication of the risks of investing in the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (877) 521-4083 or by visiting our website at www.ssgafunds.com.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the Fund’s performance has varied from year to year, and the table immediately below the chart shows the performance of the Fund over the past 1-, 5- and 10-year periods.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(877) 521-4083
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.ssgafunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns - SSGA Money Market Fund
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Highest Quarterly Results (2004-2013)	Lowest Quarterly Results (2004-2013)	Year-to- Date Ended
September 30, 2007: 1.26%	December 31, 2013: 0.00%	September 30, 2014: 0.00%

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns For the Periods Ending December 31, 2013:
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current yield, please call (877) 521-4083.
Money Market Seven Day Yield, Caption [Text]		rr_MoneyMarketSevenDayYieldCaption	To obtain the Fund’s current yield
Money Market Seven Day Yield Phone		rr_MoneyMarketSevenDayYieldPhone	(877) 521-4083
Class N | SSgA Money Market Fund | Class N
Risk/Return:		rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management Fee		rr_ManagementFeesOverAssets	0.25%
Distribution and Shareholder Service (12b-1) Fees	[1]	rr_DistributionAndService12b1FeesOverAssets	0.06%
Other Expenses		rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.39%
Less Fee Waivers and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	rr_NetExpensesOverAssets	0.38%
1 year		rr_ExpenseExampleYear01	$ 39
3 years		rr_ExpenseExampleYear03	122
5 years		rr_ExpenseExampleYear05	213
10 years		rr_ExpenseExampleYear10	$ 480
2004		rr_AnnualReturn2004	1.01%
2005		rr_AnnualReturn2005	2.92%
2006		rr_AnnualReturn2006	4.76%
2007		rr_AnnualReturn2007	5.00%
2008		rr_AnnualReturn2008	2.46%
2009		rr_AnnualReturn2009	0.28%
2010		rr_AnnualReturn2010	0.01%
2011		rr_AnnualReturn2011	0.01%
2012		rr_AnnualReturn2012	0.01%
2013		rr_AnnualReturn2013	0.01%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date Ended
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarterly Results (2004-2013)
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarterly Results (2004-2013)
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	none
1 Year	[4]	rr_AverageAnnualReturnYear01	0.01%
5 Years	[4]	rr_AverageAnnualReturnYear05	0.06%
10 Years	[4]	rr_AverageAnnualReturnYear10	1.63%

[1]	The Fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Fund's Board of Trustees has determined that payments will not exceed 0.08% of average daily net assets.
[2]	The Fund’s investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.32% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2015 except with the approval of the Fund’s Board of Trustees. SSGA FM has contractually agreed to waive 0.01% of its administration fee. This waiver may not be terminated or modified except with the approval of the Fund’s Board of Trustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the Fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the Fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the Fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The Fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2014, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $14,124,188 since August 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the Fund to the Adviser may cause the total fund annual operating expenses of the Fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund, without limitation. Any future reimbursement by the Fund of the Voluntary Reduction would increase the Fund’s expenses and reduce the Fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Fund will be able to avoid a negative yield. Total Annual Fund Operating Expenses shown above may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund after any Voluntary Reduction.
[3]	The expense information in the table has been restated to reflect current fees.
[4]	The returns would have been lower without the contractual and voluntary management fee waiver and/or expense reimbursement.